DISCONTINUED OPERATIONS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 0	$ 88,301	$ 518,066
Note receivable		64,393	0
Prepaid expenses and other current assets	18,570	20,813	47,334
Property and equipment, net	1,226,000	2,455	1,649,022
Total assets	1,358,820	1,031,240	10,677,425
Total liabilities	$ 35,243,645	34,019,817	$ 36,701,383
Discontinued operations for IST
Cash and cash equivalents		28,671
Accounts receivable, net		188,109
Note receivable		64,393
Note receivable - related party		253,598
Prepaid expenses and other current assets		79,390
Property and equipment, net		2,102
Total assets		616,263
Accounts payable and accrued expenses		332,335
Notes payable		385,079
Total liabilities		$ 717,414